INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF INTANGIBLE ASSETS, NET	Intangible assets, net, consist of the following:
	As of June 30, 2021	As of December 31, 2020

Computer software	$34,678	$35,801
Less: accumulated amortization	(30,029)	(29,975)
Total	$4,649	$5,826
Intangible assets, net, consist of the following:
	As of December 31, 2020	As of December 31, 2019

Computer software	$35,801	$-
Less: accumulated amortization	(29,975)	-
Total	$5,826	$-

Superior Living SDN. BHD. [Member]
SCHEDULE OF INTANGIBLE ASSETS, NET	Intangible assets, net, consist of the following:
	March 31, 2020	December 31, 2019

Computer software	$33,012	$139,798
Less: accumulated amortization	(26,326)	(132,206)
Total	$6,686	$7,592

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net, consist of the following:

	December 31, 2019	December 31, 2018

Computer software	$139,798	$135,916
Less: accumulated depreciation and amortization	(132,206)	(124,889)
Total	$7,592	$11,027